Results Of Operations For Oil And Gas Producing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Results of Operations

Results of operations are equal to revenues, less (a) production costs, (b) impairment expenses, (c) exploration expenses, (d) DD&A expenses, and (e) income tax expense (benefit) (certain prior year amounts have been reclassified to conform to current presentation):

	2012	2011	2010
Consolidated Entities (in thousands):
Revenues
Oil and Natural Gas Sales	$134,574	$111,879	$67,224
Expenses
Production and Lease Operating Expense	47,638	33,116	24,656
Impairment Expense	20,505	14,316	8,424
Exploration Expense	4,782	2,507	2,578
Depletion, Depreciation, Amortization and Accretion	44,955	27,670	21,422

Total Costs	117,880	77,609	57,080
Pre-Tax Operating Income (Loss)	16,694	34,270	10,144
Income Tax Expense(a)	6,778	10,760	4,118

Results of Operations for Oil and Gas Producing Activities	$9,916	$23,510	$6,026

Share of Equity Method Investments (in thousands):
Expenses
Depletion, Depreciation, Amortization and Accretion	$1,082	$1,568	$181

Total Costs	1,082	1,568	181
Pre-Tax Operating Loss	(1,082)	(1,568)	(181)
Income Tax Benefit(a)	435	519	75

Results of Operations for Oil and Gas Producing Activities	$(647)	$(1,049)	$(106)

Total Consolidated and Equity Method Investees Results of Operations for Oil and Gas Producing Activities	$9,269	$22,461	$5,920

(a)	Computed using the effective rate for continuing operations for each period: 40.6% in 2012; 31.4% in 2011 and; 40.6% in 2010.